Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE VARIABLE SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000920547
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2015
Prospectus Date	rr_ProspectusDate	Apr. 30, 2015